(10) Property and Equipment: Schedule Of Property And Equipment (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Equipment, software and tooling	$ 2,000,340	$ 1,981,936
Automobiles	33,466	33,466
Leasehold Improvements, Gross	127,162	127,287
Furniture And Fixtures	247,218	252,951
Property, Plant and Equipment, Gross	2,408,186	2,395,640
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(2,055,798)	(1,889,041)
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	$ 352,388	$ 677,493	$ 1,086,633